Consolidated Statements of Comprehensive Income / (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Comprehensive Income Loss Net Of Tax Period Increase Decrease [Abstract]
Net income/(loss):	$ (458,177)	$ (11,723)	$ 1,850
Other comprehensive income/(loss):
Unrealized gain from hedging interest rate swaps recognized in Other Comprehensive income / (loss) before reclassifications (Note 19)	(5,047)	(1,433)	0
Less: Reclassification adjustments of interest rate swap loss (Note 19)	4,209	1,055	0
Other comprehensive income/ (loss):	(838)	(378)	0
Comprehensive income/ (loss)	$ (459,015)	$ (12,101)	$ 1,850